Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
33	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	Carrying amount			Fair value
	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	RM	RM	RM

Assets
Financial assets, at fair value through profit or loss	1,309,134	72,295	72,793	1,309,134	72,295	72,793
Financial assets, at fair value through other comprehensive income	34,221,879	12,819,747	38,368,829	34,221,879	12,819,747	38,368,829

Liabilities
Warrant liabilities	-	-	1,964,335	-	-	1,964,335

Management has assessed that the fair value of financial assets measured at fair value through other comprehensive income approximate to their carrying amounts largely due to the independent valuation performed and valuation technique that take into account key inputs such as P/E multiples, long-term growth rate and discount rate etc.

At each reporting date, management analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation.

The valuation procedures applied include consideration of recent transactions in the same security or financial instrument, recent financing of the investee companies, economic and market conditions, current and projected financial performance of the investee companies, and the investee companies’ management team as well as potential future strategies to realize the investments.

Management believes that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statements of financial position, and the related changes in fair values, which are recorded in profit or loss and other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting periods.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM

December 31, 2022
Financial assets, at fair value through profit or loss	-	-	72,295	72,295
Financial assets, at fair value through other comprehensive income	12,819,747	-	-	12,819,747

December 31, 2023
Financial assets, at fair value through profit or loss	-	-	72,793	72,793
Financial assets, at fair value through other comprehensive income	36	-	38,368,793	38,368,829
Financial liabilities, at fair value through profit or loss	-	1,964,335	-	1,964,335

During the year ended December 31, 2022, the financial assets at fair value through other comprehensive income has been transferred from Level 2 to Level 1 as the financial asset is quoted on Nasdaq Stock Market.

The movements in fair value measurements within Level 1 during the years are as follow:

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD

Financial assets, at fair value through other comprehensive income
At January 1	-	34,221,879	12,819,747	2,793,399
Addition	6,398,987	-	369,967	80,615
Disposal	-	-	(13,891,379)	(3,026,906)
Total unrealized gain recognized in other comprehensive income/(loss)	27,822,892	(21,402,132)	701,701	152,900
At December 31	34,221,879	12,819,747	36	8

There were no transfers between Level 1 and Level 2 during the financial year ended December 31, 2023.

The movements in fair value measurements within Level 3 during the years are as follow:

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD

Financial assets, at fair value through other comprehensive income
At January 1	-	-	-	-
Addition	-	-	50,122,334	10,921,564
Disposal	-	-	(13,531,633)	(2,948,518)
Total unrealized gain recognized in other comprehensive income	-	-	1,676,880	365,388
Currency realignment	-	-	101,212	22,055
At December 31	-	-	38,368,793	8,360,489

There were no transfers between Level 2 and Level 3 during the financial year ended December 31, 2023 and 2022.